Share Capital - Details of Outstanding Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options at December 31, 2015	8,071,056	9,465,372	10,340,968
Weighted Average Price of Outstanding Options	$ 4.86	$ 4.63	$ 4.62
Exercisable Options at December 31, 2015	7,062,972	6,760,992	5,314,786
Exercise Price, Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	$ 3.12
Upper Range of Exercise Price	$ 4.00
Outstanding Options at December 31, 2015	917,912
Remaining Term of Options in Years	3 years 10 months 6 days
Weighted Average Price of Outstanding Options	$ 3.45
Exercisable Options at December 31, 2015	532,752
Weighted Average Price of Exercisable Options	$ 3.46
Exercise Price, Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	4.01
Upper Range of Exercise Price	$ 6.00
Outstanding Options at December 31, 2015	6,808,144
Remaining Term of Options in Years	1 year 11 months 1 day
Weighted Average Price of Outstanding Options	$ 4.94
Exercisable Options at December 31, 2015	6,185,220
Weighted Average Price of Exercisable Options	$ 4.99
Exercise Price, Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	6.01
Upper Range of Exercise Price	$ 7.09
Outstanding Options at December 31, 2015	345,000
Remaining Term of Options in Years	1 year 7 months 24 days
Weighted Average Price of Outstanding Options	$ 7.00
Exercisable Options at December 31, 2015	345,000
Weighted Average Price of Exercisable Options	$ 7.00
Exercise Price, Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	3.12
Upper Range of Exercise Price	$ 7.09
Outstanding Options at December 31, 2015	8,071,056
Remaining Term of Options in Years	2 years 1 month 17 days
Weighted Average Price of Outstanding Options	$ 4.63
Exercisable Options at December 31, 2015	7,062,972
Weighted Average Price of Exercisable Options	$ 4.97